Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule Of Retirement Plans Expense

	U.S. Plans			Non-U.S. Plans
	2012	2013	2014	2012	2013	2014
Defined benefit plans:
Service cost (benefits earned during the period)	$55	70	59	27	31	32
Interest cost	172	167	182	50	46	53
Expected return on plan assets	(275)	(280)	(286)	(43)	(50)	(58)
Net amortization and other	168	226	153	19	18	18
Net periodic pension expense	120	183	108	53	45	45
Defined contribution plans	103	113	119	59	63	59
Total retirement plans expense	$223	296	227	112	108	104

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. Plans		Non-U.S. Plans
	2013	2014	2013	2014
Projected benefit obligation, beginning	$4,203	3,863	1,143	1,269
Service cost	70	59	31	32
Interest cost	167	182	46	53
Actuarial (gain) loss	(403)	415	85	89
Benefits paid	(176)	(188)	(46)	(47)
Foreign currency translation and other	2	5	10	(66)
Projected benefit obligation, ending	$3,863	4,336	1,269	1,330

Fair value of plan assets, beginning	$3,719	4,112	809	899
Actual return on plan assets	454	461	86	106
Employer contributions	113	85	47	45
Benefits paid	(176)	(188)	(46)	(47)
Foreign currency translation and other	2	3	3	(15)
Fair value of plan assets, ending	$4,112	4,473	899	988

Net amount recognized in the balance sheet	$249	137	(370)	(342)

Location of net amount recognized in the balance sheet:
Noncurrent asset	$435	344	3	33
Current liability	$(10)	(10)	(10)	(8)
Noncurrent liability	$(176)	(197)	(363)	(367)
Net amount recognized in the balance sheet	249	137	(370)	(342)

Pretax accumulated other comprehensive loss	$(871)	(961)	(343)	(346)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. Plans			Non-U.S. Plans
	2012	2013	2014	2012	2013	2014
Net pension expense
Discount rate	4.75%	4.00%	4.75%	5.2%	4.1%	4.2%
Expected return on plan assets	7.75%	7.75%	7.50%	5.9%	5.5%	6.6%
Rate of compensation increase	3.00%	3.25%	3.25%	3.5%	3.4%	3.2%

Benefit obligations
Discount rate	4.00%	4.75%	4.25%	4.1%	4.2%	3.6%
Rate of compensation increase	3.25%	3.25%	3.25%	3.4%	3.2%	3.4%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. Plans			Non-U.S. Plans
	2013	2014	Target	2013	2014	Target
Equity securities	66%	65%	60-70%	56%	55%	50-60%
Debt securities	26	26	25-35	30	32	25-35
Other	8	9	3-10	14	13	10-20
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2014
U.S. equities	$1,097	535	184	1,816	33%
International equities	589	767	—	1,356	25%
Emerging market equities	—	279	—	279	5%
Corporate bonds	—	594	—	594	11%
Government bonds	2	720	—	722	13%
High-yield bonds	—	181	—	181	3%
Other	209	180	124	513	10%
Total	$1,897	3,256	308	5,461	100%

2013
U.S. equities	$1,078	560	121	1,759	35%
International equities	563	632	—	1,195	24%
Emerging market equities	—	263	—	263	5%
Corporate bonds	—	524	—	524	10%
Government bonds	22	614	—	636	13%
High-yield bonds	—	159	—	159	3%
Other	178	168	129	475	10%
Total	$1,841	2,920	250	5,011	100%

Reconciliation Of Change In Value For Level 3 Assets

	2013	2014
Level 3, beginning	$250	250
Gains (Losses) on assets held	25	(18)
Gains (Losses) on assets sold	(22)	21
Purchases, sales and settlements, net	(3)	55
Level 3, ending	$250	308